Finance cost (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Interest on long-term debt	$ 43,340	$ 63,136
Unwinding of discount on provisions	14,403	20,789
Redemption of Series E debentures	24,439	0
Other charges	13,951	14,697
Finance costs	96,133	$ 98,622
Borrowing costs capitalised	$ 0